2. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Tables
Roll forward of deferred financing cost
	2012	2011
Deferred financing costs, beginning balance	$–	$–
Additions	598	–
Deferred financing costs, ending balance	$598	$–
Less accumulated amortization	(2)	–
Deferred financing costs, net	$596	$–

Accumulated amortization of deferred financing costs
	2012	2011
Accumulated amortization, beginning balance	$–	$–
Additions	2	–
Accumulated amortization, ending balance	$2	$–